SEGMENT AND GEOGRAPHIC AREA INFORMATION (Details) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 21,536	$ 9,952	$ 48,375	$ 144,863	$ 450,634
Percentage of revenue on the consolidated revenue	100.00%	100.00%	100.00%	100.00%	100.00%
Assets	$ 5,224,867		$ 5,208,001	$ 3,999,242	$ 5,635,075	¥ 50	¥ 50
Percentage of value of the assets on the consolidated assets	100.00%		100.00%	100.00%	100.00%
Real estate agent income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue			$ 0	$ 41,954	$ 434,371
Percentage of revenue on the consolidated revenue			0.00%	29.00%	96.00%
Rental management income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue				$ 67,891	$ 16,263
Percentage of revenue on the consolidated revenue			0.00%	47.00%	4.00%
Hotel income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 21,536	$ 9,952	$ 48,375	$ 35,018
Percentage of revenue on the consolidated revenue	100.00%	100.00%	100.00%	24.00%	0.00%
PRC
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue				$ 41,954	$ 434,371
Percentage of revenue on the consolidated revenue			0.00%	29.00%	96.00%
PRC and Others
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Assets	$ 1,037		$ 15,136	$ 180,919	$ 1,202,347
Percentage of value of the assets on the consolidated assets	0.00%		0.00%	5.00%	21.00%
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 21,536	$ 9,952	$ 48,375	$ 102,909	$ 16,263
Percentage of revenue on the consolidated revenue	100.00%	100.00%	100.00%	71.00%	4.00%
Assets	$ 5,223,830		$ 5,192,865	$ 3,818,323	$ 4,432,728
Percentage of value of the assets on the consolidated assets	100.00%		100.00%	95.00%	79.00%